Schedule of other receivables - related party (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Other receivables - related party		$ 153,143	$ 371,271
Khar Heng Choo [Member]
Related Party Transaction [Line Items]
Other receivables - related party	[1]	$ 37,278
Relationship	[1]	Chairman and Chief Executive Officer of the Company
Related Party [Member]
Related Party Transaction [Line Items]
Other receivables - related party		$ 37,278

[1]	As of the issuance date of these accompanying unaudited condensed consolidated financial statements, these receivables have been repaid by the related party.